UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Growth Fund of America®

[photo of a man standing in a field - a silo in the background]

Semi-annual report for the six months ended February 28, 2011

The Growth Fund of America invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	6.95%	1.49%	4.28%

The total annual fund operating expense ratio was 0.69% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 4.

See the prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow shareholders:

[photo of a man standing in a field - a silo in the background]
Stocks surged during the six months ended February 28, 2011, as investors became more confident in the U.S. economic expansion and continuing strong corporate profits. During the six-month period, these positive developments outweighed concerns about rising oil prices as a result of political unrest in the Middle East and the high debt levels of U.S. cities and states and the federal government.

On March 11, after the six-month period closed, Japan was rocked by a magnitude 9.0 earthquake, one of the largest on record. It triggered an estimated 30-foot tsunami that severely damaged Japan’s northeast coastal region and a nuclear plant north of Tokyo. Thousands died in the disaster. The full impacts on Japan’s $5 trillion economy, the third largest in the world, and the follow-on effects for the rest of the world, have yet to be determined. As we continue to monitor developments in Japan, our thoughts and prayers are with those impacted by this tragedy.

[Begin Sidebar]
Results at a glance
Total returns for periods ended February 28, 2011, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime1
The Growth Fund of America
(Class A shares)	26.36%	19.92%	3.07%	3.99%	13.81%
Standard & Poor’s 500 Composite Index2	27.72	22.59	2.87	2.62	10.72
Lipper Capital Appreciation Funds Index3	26.14	20.27	4.54	3.42	10.90
Lipper Growth Funds Index3	29.35	23.56	2.20	1.64	9.68
Lipper Large-Cap Core Funds Index3	26.16	19.52	2.48	1.98	—	4
Lipper Large-Cap Growth Funds Index3	30.03	22.88	3.06	0.85	—	4

1 Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
2 The S&P 500 is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
3 Results of the Lipper indexes do not reflect the effect of sales charges, account fees or taxes.
4 This Lipper index was not in existence when CRMC began managing the fund.
[End Sidebar]

During the six-month period ended February 28, 2011, The Growth Fund of America (GFA) posted a total return of 26.4%. On a relative basis, the fund lagged the 27.7% return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market. As shown in the chart on page 1, GFA’s return slightly exceeded two of the four Lipper indexes we use to measure the fund’s progress.

Over longer periods, GFA has continued to outpace the S&P 500 and the four Lipper indexes. For the 10 years ended February 28, the fund had an average annual total return of 4.0% compared with 2.6% by the S&P 500. It also exceeded the returns of the four Lipper indexes. For its 37-year lifetime, GFA had an average annual total return of 13.8% compared with 10.7% for the S&P 500. The applicable Lipper peer group indexes posted returns of 10.9% and 9.7% over the same period.

Investment results analysis

The fund’s holdings in energy and information technology played a major role in the fund’s strong returns. Energy stocks rose sharply from the Middle East turmoil, which raised the specter of supply disruption in the oil markets. Prior to the breakout of that unrest, however, markets were already gaining confidence in rising oil demand. Major contributors included Schlumberger (+75.2%), Suncor Energy (+55.1%) and Apache (+38.7%).

In information technology, the fund’s largest investment sector, the majority of holdings did well. They benefited from growing demand and a reasonable starting valuation for the stocks. The four largest positions in the fund are technology stocks and they include Oracle (+50.4%), Apple (+45.1%), Google (+36.3%) and Microsoft (+13.2%). Other technology stocks in the top 20 largest holdings which made major contributions were Corning (+47.1%) and Qualcomm (+55.5%).

The health care sector detracted from results. Pharmaceuticals were hurt by continued pressure on their business from the threats of patent expirations and health care reform. Among those affected were Bristol-Myers (–1.0%), Merck (–7.4%), Abbott Laboratories (–2.5%) and Teva Pharmaceutical Industries (–0.9%).

During the past six months, the fund’s cash position declined from 8.7% to 6.1%. Having some cash acted as a drag to results in this very strong six-month period, but with market volatility, the flexibility cash provides may prove to be beneficial in the next period. It is important to point out that the cash position represents the aggregate views of the 12 portfolio counselors and is not a top-down decision.

The road ahead

The U.S. recovery has been gaining steam, and many companies are in healthy shape, poised to do well. This is welcome news compared to the recent recession. Macro issues, however, bear watching. There are still questions about the economic implications of the disaster in Japan. In the U.S. and a number of other countries, government deficits and spending need to be addressed. There are concerns about the unrest in the Middle East, which could add further volatility to the outlook. We will be closely tracking these events with our worldwide network of investment professionals.

As we look forward, we are very pleased about the quality of the fundamental research being done in our organization and we believe we are well prepared for the future. We remain confident that this is a key attribute for success in our ability to seek superior long-term results for our shareholders. We thank you for your continuing support of The Growth Fund of America.

Sincerely,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman of the Board

/s/ Donald D. O’Neal

Donald D. O’Neal
President

April 4, 2011

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011
(the most recent calendar quarter-end):			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	7.62%	1.56%	4.27%
Not reflecting CDSC	12.62	1.93	4.27

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	11.62	1.89	4.07
Not reflecting CDSC	12.62	1.89	4.07

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	13.47	2.72	4.90

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	13.77	—	3.30

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	6.92	1.45	4.98
Not reflecting maximum sales charge	13.45	2.66	5.66

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	7.53	1.46	4.87
Not reflecting CDSC	12.53	1.83	4.87

Class 529-C shares4 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	11.52	1.83	4.77
Not reflecting CDSC	12.52	1.83	4.77

Class 529-E shares3,4 — first sold 3/1/02	13.09	2.35	5.18

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	13.64	2.86	8.76

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio February 28, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See page 33 for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets

Information technology	20.95%
Consumer discretionary	14.73
Energy	11.68
Financials	10.68
Health care	9.12
Other industries	26.51
Other asset types	0.26
Short-term & other assets less liabilities	6.07
[end pie chart]

Largest Equity Holdings	Percent of net assets

Oracle	2.6%
Google	2.4
Apple	2.1
Microsoft	1.7
Schlumberger	1.4
Home Depot	1.4
Comcast	1.4
Suncor	1.3
Philip Morris International	1.3
Apache	1.2

			Percent
		Value	of net
Common stocks - 93.67%	Shares	(000)	assets

Information technology - 20.95%
Oracle Corp.	133,848,376	$4,403,612	2.63
Google Inc., Class A (1)	6,596,436	4,046,254	2.42
Apple Inc. (1)	9,803,000	3,462,518	2.07
Microsoft Corp.	105,602,000	2,806,901	1.68
EMC Corp. (1)	70,765,000	1,925,516	1.15
Corning Inc. (2)	80,230,000	1,850,104	1.11
QUALCOMM Inc.	25,030,194	1,491,299	.89
Texas Instruments Inc.	37,279,000	1,327,505	.79
Yahoo! Inc. (1)	51,299,460	841,311	.50
First Solar, Inc. (1) (2)	5,569,800	820,933	.49
Other securities		12,098,894	7.22
		35,074,847	20.95

Consumer discretionary - 14.73%
Home Depot, Inc.	62,206,900	2,330,893	1.39
Comcast Corp., Class A	64,882,100	1,671,363
Comcast Corp., Class A, special nonvoting shares	27,000,000	656,640	1.39
DIRECTV, Class A (1)	39,670,000	1,823,630	1.09
Amazon.com, Inc. (1)	10,205,000	1,768,424	1.06
Time Warner Cable Inc.	15,084,735	1,088,816	.65
Time Warner Inc.	27,635,667	1,055,682	.63
NIKE, Inc., Class B	11,546,600	1,027,994	.61
Johnson Controls, Inc.	24,999,900	1,019,996	.61
News Corp., Class A	58,405,800	1,014,509	.61
General Motors Co. (1)	25,993,500	871,562	.52
Other securities		10,321,164	6.17
		24,650,673	14.73

Energy - 11.68%
Schlumberger Ltd.	25,486,701	2,380,968	1.42
Suncor Energy Inc. (CAD denominated)	43,897,388	2,063,048
Suncor Energy Inc.	3,200,000	150,464	1.32
Apache Corp.	16,145,400	2,012,040	1.20
EOG Resources, Inc. (2)	12,850,837	1,443,277	.86
Noble Energy, Inc.	8,734,000	809,292	.49
Other securities		10,685,813	6.39
		19,544,902	11.68

Financials - 10.68%
Citigroup Inc. (1)	364,095,000	1,703,965	1.02
JPMorgan Chase & Co.	35,805,989	1,671,782	1.00
Wells Fargo & Co.	50,538,800	1,630,382	.97
Goldman Sachs Group, Inc.	7,456,000	1,221,144	.73
Bank of America Corp.	82,970,598	1,185,650	.71
Industrial and Commercial Bank of China Ltd., Class H	1,543,488,335	1,185,165	.71
Other securities		9,276,823	5.54
		17,874,911	10.68

Health care - 9.12%
Merck & Co., Inc.	41,950,256	1,366,320	.82
Gilead Sciences, Inc. (1)	29,295,000	1,141,919	.68
Stryker Corp.	17,614,600	1,114,300	.67
Allergan, Inc.	14,330,000	1,062,856	.63
UnitedHealth Group Inc.	19,704,911	839,035	.50
Other securities		9,737,879	5.82
		15,262,309	9.12

Industrials - 7.45%
Union Pacific Corp.	20,820,280	1,986,463	1.19
CSX Corp.	16,781,710	1,252,922	.75
General Dynamics Corp.	12,481,400	950,084	.57
Other securities		8,278,831	4.94
		12,468,300	7.45

Materials - 6.76%
Syngenta AG	4,069,580	1,363,973	.81
Barrick Gold Corp.	25,500,000	1,346,910	.80
Praxair, Inc.	11,032,437	1,096,404	.66
Newmont Mining Corp.	15,830,714	874,964	.52
Freeport-McMoRan Copper & Gold Inc.	16,000,000	847,200	.51
Other securities		5,787,952	3.46
		11,317,403	6.76

Consumer staples - 5.53%
Philip Morris International Inc.	34,466,700	2,163,819	1.29
Costco Wholesale Corp.	15,230,000	1,139,052	.68
CVS/Caremark Corp.	31,300,000	1,034,778	.62
Other securities		4,912,956	2.94
		9,250,605	5.53

Telecommunication services - 1.64%
América Móvil, SAB de CV, Series L (ADR)	20,432,028	1,173,207	.70
Other securities		1,581,544	.94
		2,754,751	1.64

Utilities - 0.29%
Other securities		479,416	.29

Miscellaneous - 4.84%
Other common stocks in initial period of acquisition		8,112,063	4.84

Total common stocks (cost: $116,474,887,000)		156,790,180	93.67

			Percent
		Value	of net
Preferred stocks - 0.04%		(000)	assets

Other - 0.04%
Other securities		66,549	.04

Total preferred stocks (cost: $87,500,000)		66,549	.04

			Percent
		Value	of net
Warrants - 0.01%	Shares	(000)	assets

Financials - 0.01%
Citigroup Inc., Class A, warrants, expire 2019 (1)	15,075,000	$14,774	.01
Other securities		-	.00

Total warrants (cost: $26,099,000)		14,774	.01

			Percent
		Value	of net
Convertible securities - 0.14%		(000)	assets

Other - 0.11%
Other securities		183,855	.11

Miscellaneous - 0.03%
Other convertible securities in initial period of acquisition		49,875	.03

Total convertible securities (cost: $215,016,000)		233,730	.14

			Percent
		Value	of net
Bonds & notes - 0.07%		(000)	assets

Other - 0.07%
Other securities		123,032	.07

Total bonds & notes (cost: $121,061,000)		123,032	.07

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.19%	(000)	(000)	assets

Freddie Mac 0.165%-0.401% due 3/1-12/16/2011	3,725,362	3,722,801	2.22
Fannie Mae 0.17%-0.513% due 3/1-11/1/2011	1,995,400	1,994,263	1.19
U.S. Treasury Bills 0.15%-0.291% due 4/14/2011-2/9/2012	1,197,450	1,196,096	.71
Federal Home Loan Bank 0.17%-0.411% due 3/3/2011-2/13/2012	1,165,150	1,163,430	.70
Federal Farm Credit Banks 0.19%-0.503% due 3/30/2011-1/19/2012	907,500	906,653	.54
JPMorgan Chase & Co. 0.23% due 3/21/2011	100,000	99,983
Jupiter Securitization Co., LLC 0.28% due 8/1/2011 (3)	25,000	24,954	.08
Google Inc. 0.16%-0.19% due 3/11-5/5/2011 (3)	118,530	118,484	.07
Other securities		1,139,759	.68

Total short-term securities (cost: $10,364,618,000)		10,366,423	6.19

Total investment securities (cost: $127,289,181,000)		167,594,688	100.12
Other assets less liabilities		(201,703)	(.12)

Net assets		$167,392,985	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,424,837,000, which represented .85% of the net assets of the fund. This amount includes $694,113,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some of these securities (with an aggregate value of $161,549,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 28, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 2/28/2011 (000)
Corning Inc.	88,230,000	10,500,000	18,500,000	80,230,000	$8,263	$1,850,104
EOG Resources, Inc.	9,284,837	3,566,000	-	12,850,837	3,544	1,443,277
First Solar, Inc. (1)	4,229,800	1,340,000	-	5,569,800	-	820,933
Linear Technology Corp.	19,850,000	-	-	19,850,000	9,329	686,016
Intuitive Surgical, Inc. (1)	1,805,100	169,500	10,000	1,964,600	-	644,290
Edwards Lifesciences Corp. (1)	5,975,800	769,200	-	6,745,000	-	573,595
FMC Technologies, Inc. (1)	6,000,000	-	-	6,000,000	-	564,300
Virgin Media Inc.	-	19,765,400	-	19,765,400	636	538,409
KLA-Tencor Corp.	10,940,000	-	-	10,940,000	5,470	534,091
Sigma-Aldrich Corp.	6,455,000	200,000	-	6,655,000	2,231	425,188
Kerry Group PLC, Class A	8,965,824	-	-	8,965,824	1,098	325,394
Flextronics International Ltd. (1)	40,080,464	-	-	40,080,464	-	324,251
AMR Corp. (1) (4)	16,950,000	-	12,200,000	4,750,000	-	-
AMR Corp. 6.25% convertible notes 2014 (4)	$8,000,000	-	$8,000,000	-	205	-
CRH PLC (4)	32,675,233	8,955,000	21,736,146	19,894,087	7,661	-
Harman International Industries, Inc. (4)	3,772,000	-	1,440,800	2,331,200	58	-
St. Jude Medical, Inc. (1) (4)	16,825,000	3,188,000	7,525,000	12,488,000	-	-
Strayer Education, Inc. (4)	904,000	-	475,000	429,000	505	-
Syngenta AG (4)	4,650,000	834,580	1,415,000	4,069,580	-	-
United States Steel Corp. (4)	7,232,200	-	1,500,000	5,732,200	573	-
Vertex Pharmaceuticals Inc. (1) (4)	13,155,175	-	5,186,175	7,969,000	-	-
Xilinx, Inc. (4)	16,267,400	-	4,500,000	11,767,400	4,486	-
					$44,059	$8,729,848

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,404,980,000, which represented .84% of the net assets of the fund.

(4) Unaffiliated issuer at 2/28/2011.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $120,867,493)	$158,864,840
Affiliated issuers (cost: $6,421,688)	8,729,848	$167,594,688
Cash denominated in currencies other than U.S. dollars
(cost: $2,816)		2,819
Cash		68
Receivables for:
Sales of investments	336,207
Sales of fund's shares	237,543
Dividends and interest	207,489	781,239
		168,378,814
Liabilities:
Payables for:
Purchases of investments	367,699
Repurchases of fund's shares	466,496
Investment advisory services	34,555
Services provided by related parties	112,163
Directors' deferred compensation	3,744
Other	1,172	985,829
Net assets at February 28, 2011		$167,392,985

Net assets consist of:
Capital paid in on shares of capital stock		$139,356,330
Distributions in excess of net investment income		(223,094)
Accumulated net realized loss		(12,049,097)
Net unrealized appreciation		40,308,846
Net assets at February 28, 2011		$167,392,985

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 7,500,000 shares, $.001 par value (5,263,655 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$68,135,807	2,129,040	$32.00
Class B	3,078,217	99,214	31.03
Class C	8,090,526	262,696	30.80
Class F-1	16,390,207	515,441	31.80
Class F-2	4,863,710	152,038	31.99
Class 529-A	3,639,354	114,364	31.82
Class 529-B	395,641	12,737	31.06
Class 529-C	1,033,725	33,356	30.99
Class 529-E	181,869	5,754	31.61
Class 529-F-1	117,852	3,709	31.77
Class R-1	659,560	21,237	31.06
Class R-2	2,808,069	89,930	31.23
Class R-3	13,543,518	429,790	31.51
Class R-4	19,589,123	617,116	31.74
Class R-5	14,863,608	464,940	31.97
Class R-6	10,002,199	312,293	32.03

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,820;
also includes $43,854 from affiliates)	$918,128
Interest (also includes $205 from affiliates)	37,493	$955,621

Fees and expenses*:
Investment advisory services	213,301
Distribution services	227,430
Transfer agent services	51,455
Administrative services	66,653
Reports to shareholders	4,100
Registration statement and prospectus	1,401
Directors' compensation	688
Auditing and legal	52
Custodian	2,137
Other	2,573	569,790
Net investment income		385,831

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $945; also includes $413,891 net loss from affiliates)	456,957
Currency transactions	(10,262)	446,695
Net unrealized appreciation on:
Investments	35,320,742
Currency translations	2,428	35,323,170
Net realized gain and unrealized appreciation
on investments and currency		35,769,865
Net increase in net assets resulting
from operations		$36,155,696

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended February 28, 2011*	Year ended August 31, 2010
Operations:
Net investment income	$385,831	$1,082,946
Net realized gain on investments and currency transactions	446,695	5,642,931
Net unrealized appreciation (depreciation) on investments and currency translations	35,323,170	(1,935,781)
Net increase in net assets resulting from operations	36,155,696	4,790,096

Dividends paid to shareholders from net investment income	(1,243,928)	(1,158,261)

Net capital share transactions	(7,737,422)	(6,743,174)

Total increase (decrease) in net assets	27,174,346	(3,111,339)

Net assets:
Beginning of period	140,218,639	143,329,978
End of period (including distributions in excess of and undistributed
net investment income: $(223,094) and $635,003, respectively)	$167,392,985	$140,218,639

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
         unaudited

1.	Organization

The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital. In 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2011; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$34,380,734	$694,113	*	$-	$35,074,847
Consumer discretionary	24,650,673	-		-	24,650,673
Energy	19,114,591	430,311		-	19,544,902
Financials	17,755,677	119,234		-	17,874,911
Health care	15,262,309	-		-	15,262,309
Industrials	12,468,300	-		-	12,468,300
Materials	11,317,403	-		-	11,317,403
Consumer staples	9,250,605	-		-	9,250,605
Telecommunication services	2,754,751	-		-	2,754,751
Utilities	479,416	-		-	479,416
Miscellaneous	8,112,063	-		-	8,112,063
Preferred stocks	-	-		66,549	66,549
Warrants	14,774	-		-	14,774
Convertible securities	-	138,730		95,000	233,730
Bonds & notes	-	123,032		-	123,032
Short-term securities	-	10,366,423		-	10,366,423
Total	$155,561,296	$11,871,843		$161,549	$167,594,688

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $694,113,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended February 28, 2011 (dollars in thousands):
	Beginning value at 9/1/2010	Net purchases and sales	Net realized loss(†)	Net unrealized appreciation(†)	Ending value at 2/28/2011
Investment securities	$25	$161,500	$(163)	$187	$161,549

Net unrealized appreciation during the period on Level 3 investment securities held at February 28, 2011 (dollars in thousands)(†):					$24

(†) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks – Growth-oriented stocks may involve large price swings and greater potential for loss than other types of investments.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S. or with significant operations outside the U.S. may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory and reporting standards than those in the U.S.

Management – The investment advisor to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities and tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$863,993
Post-October currency loss deferrals (realized during the period November 1, 2009, through August 31, 2010)*		(7,014)
Capital loss carryforwards†:
Expiring 2017	$(4,449,264)
Expiring 2018	(7,540,573)	(11,989,837)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$42,829,938
Gross unrealized depreciation on investment securities	(3,483,672)
Net unrealized appreciation on investment securities	39,346,266
Cost of investment securities	128,248,422

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2011	Year ended August 31, 2010
Class A	$531,598	$508,627
Class B	-	1,938
Class C	6,580	13,544
Class F-1	132,266	140,687
Class F-2	49,446	42,452
Class 529-A	27,287	22,127
Class 529-B	-	358
Class 529-C	1,061	1,150
Class 529-E	933	798
Class 529-F-1	1,099	856
Class R-1	1,236	1,358
Class R-2	4,448	5,449
Class R-3	74,452	75,896
Class R-4	159,063	140,976
Class R-5	162,757	163,718
Class R-6	91,702	38,327
Total	$1,243,928	$1,158,261

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2011, the investment advisory services fee was $213,301,000, which was equivalent to an annualized rate of 0.271% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$75,887	$49,248	Not applicable	Not applicable	Not applicable
Class B	15,320	2,207	Not applicable	Not applicable	Not applicable
Class C	38,425	Included in administrative services	$5,766	$942	Not applicable
Class F-1	19,617		10,507	485	Not applicable
Class F-2	Not applicable		3,336	80	Not applicable
Class 529-A	3,421		1,770	305	$1,635
Class 529-B	1,925		210	63	193
Class 529-C	4,665		508	134	469
Class 529-E	410		89	15	82
Class 529-F-1	-		58	10	53
Class R-1	3,116		439	46	Not applicable
Class R-2	9,784		1,959	2,709	Not applicable
Class R-3	31,876		9,557	2,381	Not applicable
Class R-4	22,984		13,812	102	Not applicable
Class R-5	Not applicable		6,912	47	Not applicable
Class R-6	Not applicable		1,963	16	Not applicable
Total	$227,430	$51,455	$56,886	$7,335	$2,432

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $688,000, shown on the accompanying financial statements, includes $228,000 in current fees (either paid in cash or deferred) and a net increase of $460,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2011
Class A	$2,984,394	99,857	$515,809	17,001	$(7,575,384)	(255,152)	$(4,075,181)	(138,294)
Class B	24,083	826	-	-	(563,615)	(19,714)	(539,532)	(18,888)
Class C	288,382	10,043	6,262	214	(902,737)	(31,727)	(608,093)	(21,470)
Class F-1	1,229,259	41,554	124,534	4,130	(3,247,953)	(110,229)	(1,894,160)	(64,545)
Class F-2	912,908	30,935	36,619	1,208	(957,842)	(32,109)	(8,315)	34
Class 529-A	264,702	8,920	27,283	904	(160,762)	(5,448)	131,223	4,376
Class 529-B	3,352	116	-	-	(54,186)	(1,888)	(50,834)	(1,772)
Class 529-C	72,166	2,495	1,061	36	(58,765)	(2,048)	14,462	483
Class 529-E	11,960	406	933	31	(8,782)	(299)	4,111	138
Class 529-F-1	12,719	428	1,098	37	(11,280)	(382)	2,537	83
Class R-1	76,921	2,753	1,230	42	(96,943)	(3,365)	(18,792)	(570)
Class R-2	306,170	10,560	4,444	150	(419,404)	(14,462)	(108,790)	(3,752)
Class R-3	1,107,950	37,920	74,281	2,485	(1,918,087)	(65,370)	(735,856)	(24,965)
Class R-4	2,041,972	69,606	159,005	5,283	(3,153,213)	(106,850)	(952,236)	(31,961)
Class R-5	1,668,595	56,151	162,270	5,357	(3,015,621)	(100,623)	(1,184,756)	(39,115)
Class R-6	2,943,417	97,390	91,535	3,016	(748,162)	(24,918)	2,286,790	75,488
Total net increase
(decrease)	$13,948,950	469,960	$1,206,364	39,894	$(22,892,736)	(774,584)	$(7,737,422)	(264,730)

Year ended August 31, 2010
Class A	$6,836,812	252,892	$489,387	18,025	$(12,713,898)	(473,621)	$(5,387,699)	(202,704)
Class B	60,035	2,295	1,867	71	(1,388,581)	(53,012)	(1,326,679)	(50,646)
Class C	810,993	31,212	12,789	489	(1,566,072)	(60,658)	(742,290)	(28,957)
Class F-1	3,324,276	124,181	127,954	4,744	(5,761,581)	(216,022)	(2,309,351)	(87,097)
Class F-2	1,827,784	68,025	31,492	1,161	(1,274,456)	(47,239)	584,820	21,947
Class 529-A	462,475	17,197	22,122	819	(280,904)	(10,516)	203,693	7,500
Class 529-B	7,179	275	358	14	(79,932)	(3,032)	(72,395)	(2,743)
Class 529-C	135,913	5,202	1,147	44	(108,622)	(4,179)	28,438	1,067
Class 529-E	22,212	834	797	29	(16,942)	(636)	6,067	227
Class 529-F-1	23,868	892	856	32	(13,196)	(495)	11,528	429
Class R-1	169,513	6,457	1,351	51	(113,137)	(4,371)	57,727	2,137
Class R-2	658,225	25,038	5,441	205	(759,497)	(28,984)	(95,831)	(3,741)
Class R-3	3,007,381	113,365	75,727	2,830	(3,416,526)	(128,850)	(333,418)	(12,655)
Class R-4	4,652,580	173,924	140,952	5,234	(4,666,904)	(175,870)	126,628	3,288
Class R-5	4,196,132	156,763	162,119	5,982	(5,930,673)	(220,894)	(1,572,422)	(58,149)
Class R-6	4,716,943	175,060	38,267	1,409	(677,200)	(25,136)	4,078,010	151,333
Total net increase
(decrease)	$30,912,321	1,153,612	$1,112,626	41,139	$(38,768,121)	(1,453,515)	$(6,743,174)	(258,764)

(*)Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $32,574,497,000 and $34,980,640,000, respectively, during the six months ended February 28, 2011.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 2/28/2011(5)	$25.53	$.08	$6.64	$6.72	$(.25)	$-	$(.25)	$32.00	26.36%	$68,136	.68	%⁽⁶⁾	.68	%⁽⁶⁾	.54	%⁽⁶⁾
	Year ended 8/31/2010	24.93	.21	.60	.81	(.21)	-	(.21)	25.53	3.20	57,890	.69		.69		.76
	Year ended 8/31/2009	30.61	.22	(5.67)	(5.45)	(.23)	-	(.23)	24.93	(17.59)	61,587	.76		.75		1.00
	Year ended 8/31/2008	35.77	.36	(3.10)	(2.74)	(.36)	(2.06)	(2.42)	30.61	(8.24)	81,529	.65		.62		1.09
	Year ended 8/31/2007	31.93	.32	4.89	5.21	(.27)	(1.10)	(1.37)	35.77	16.69	90,125	.64		.62		.94
	Year ended 8/31/2006	29.51	.28	2.56	2.84	(.19)	(.23)	(.42)	31.93	9.66	78,854	.65		.63		.89

Class B:	Six months ended 2/28/2011(5)	24.65	(.03)	6.41	6.38	-	-	-	31.03	25.88	3,078	1.43⁽⁶⁾		1.43⁽⁶⁾		(.21	)⁽⁶⁾
	Year ended 8/31/2010	24.08	- (7)	.58	.58	(.01)	-	(.01)	24.65	2.42	2,911	1.45		1.45		(.01)
	Year ended 8/31/2009	29.44	.06	(5.41)	(5.35)	(.01)	-	(.01)	24.08	(18.18)	4,063	1.50		1.49		.27
	Year ended 8/31/2008	34.48	.11	(2.99)	(2.88)	(.10)	(2.06)	(2.16)	29.44	(8.91)	6,367	1.39		1.37		.34
	Year ended 8/31/2007	30.83	.06	4.73	4.79	(.04)	(1.10)	(1.14)	34.48	15.82	7,596	1.39		1.36		.20
	Year ended 8/31/2006	28.55	.04	2.47	2.51	-	(.23)	(.23)	30.83	8.80	6,839	1.40		1.38		.14

Class C:	Six months ended 2/28/2011(5)	24.49	(.03)	6.36	6.33	(.02)	-	(.02)	30.80	25.87	8,090	1.46⁽⁶⁾		1.46⁽⁶⁾		(.25	)⁽⁶⁾
	Year ended 8/31/2010	23.96	- (7)	.57	.57	(.04)	-	(.04)	24.49	2.38	6,959	1.47		1.47		(.02)
	Year ended 8/31/2009	29.30	.06	(5.39)	(5.33)	(.01)	-	(.01)	23.96	(18.18)	7,502	1.50		1.49		.26
	Year ended 8/31/2008	34.34	.09	(2.97)	(2.88)	(.10)	(2.06)	(2.16)	29.30	(8.95)	10,209	1.44		1.41		.29
	Year ended 8/31/2007	30.73	.05	4.70	4.75	(.04)	(1.10)	(1.14)	34.34	15.74	11,091	1.45		1.42		.14
	Year ended 8/31/2006	28.47	.02	2.47	2.49	-	(.23)	(.23)	30.73	8.75	9,036	1.47		1.44		.07

Class F-1:	Six months ended 2/28/2011(5)	25.37	.08	6.60	6.68	(.25)	-	(.25)	31.80	26.37	16,390	.67⁽⁶⁾		.67⁽⁶⁾		.55⁽⁶⁾
	Year ended 8/31/2010	24.78	.21	.60	.81	(.22)	-	(.22)	25.37	3.22	14,714	.67		.67		.79
	Year ended 8/31/2009	30.41	.24	(5.63)	(5.39)	(.24)	-	(.24)	24.78	(17.52)	16,531	.69		.68		1.08
	Year ended 8/31/2008	35.56	.36	(3.08)	(2.72)	(.37)	(2.06)	(2.43)	30.41	(8.23)	25,528	.63		.61		1.09
	Year ended 8/31/2007	31.76	.32	4.87	5.19	(.29)	(1.10)	(1.39)	35.56	16.71	25,404	.63		.61		.95
	Year ended 8/31/2006	29.37	.28	2.54	2.82	(.20)	(.23)	(.43)	31.76	9.62	17,613	.64		.61		.91

Class F-2:	Six months ended 2/28/2011(5)	25.55	.11	6.65	6.76	(.32)	-	(.32)	31.99	26.53	4,864	.43⁽⁶⁾		.43⁽⁶⁾		.78⁽⁶⁾
	Year ended 8/31/2010	24.97	.28	.59	.87	(.29)	-	(.29)	25.55	3.43	3,884	.44		.44		1.02
	Year ended 8/31/2009	30.61	.26	(5.63)	(5.37)	(.27)	-	(.27)	24.97	(17.31)	3,247	.46		.46		1.19
	Period from 8/1/2008 to 8/31/2008	30.43	.03	.15	.18	-	-	-	30.61	.59	114	.04		.03		.09

Class 529-A:	Six months ended 2/28/2011(5)	25.39	.07	6.60	6.67	(.24)	-	(.24)	31.82	26.34	3,639	.72⁽⁶⁾		.72⁽⁶⁾		.49⁽⁶⁾
	Year ended 8/31/2010	24.81	.20	.59	.79	(.21)	-	(.21)	25.39	3.14	2,793	.73		.73		.73
	Year ended 8/31/2009	30.47	.22	(5.64)	(5.42)	(.24)	-	(.24)	24.81	(17.60)	2,543	.77		.76		.99
	Year ended 8/31/2008	35.62	.34	(3.08)	(2.74)	(.35)	(2.06)	(2.41)	30.47	(8.27)	2,859	.69		.66		1.03
	Year ended 8/31/2007	31.81	.31	4.87	5.18	(.27)	(1.10)	(1.37)	35.62	16.66	2,725	.69		.66		.90
	Year ended 8/31/2006	29.42	.27	2.54	2.81	(.19)	(.23)	(.42)	31.81	9.57	1,968	.68		.66		.86

Class 529-B:	Six months ended 2/28/2011(5)	24.69	(.04)	6.41	6.37	-	-	-	31.06	25.80	396	1.53⁽⁶⁾		1.53⁽⁶⁾		(.31	)⁽⁶⁾
	Year ended 8/31/2010	24.14	(.02)	.59	.57	(.02)	-	(.02)	24.69	2.36	358	1.53		1.53		(.08)
	Year ended 8/31/2009	29.56	.04	(5.45)	(5.41)	(.01)	-	(.01)	24.14	(18.28)	416	1.58		1.57		.17
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.08)	(2.06)	(2.14)	29.56	(9.00)	514	1.50		1.48		.23
	Year ended 8/31/2007	30.97	.03	4.74	4.77	(.02)	(1.10)	(1.12)	34.62	15.69	534	1.51		1.48		.08
	Year ended 8/31/2006	28.71	.01	2.48	2.49	-	(.23)	(.23)	30.97	8.68	424	1.52		1.50		.02

Class 529-C:	Six months ended 2/28/2011(5)	24.66	(.04)	6.40	6.36	(.03)	-	(.03)	30.99	25.81	1,034	1.52⁽⁶⁾		1.52⁽⁶⁾		(.31	)⁽⁶⁾
	Year ended 8/31/2010	24.13	(.02)	.59	.57	(.04)	-	(.04)	24.66	2.33	811	1.53		1.53		(.07)
	Year ended 8/31/2009	29.55	.04	(5.44)	(5.40)	(.02)	-	(.02)	24.13	(18.25)	767	1.58		1.57		.18
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.09)	(2.06)	(2.15)	29.55	(8.99)	881	1.50		1.47		.23
	Year ended 8/31/2007	30.99	.03	4.74	4.77	(.04)	(1.10)	(1.14)	34.62	15.66	849	1.50		1.48		.08
	Year ended 8/31/2006	28.72	.01	2.49	2.50	-	(.23)	(.23)	30.99	8.71	619	1.52		1.49		.03

Class 529-E:	Six months ended 2/28/2011(5)	$25.19	$.03	$6.55	$6.58	$(.16)	$-	$(.16)	$31.61	26.17%	$182	1.01	%⁽⁶⁾	1.01	%⁽⁶⁾	.20	%⁽⁶⁾
	Year ended 8/31/2010	24.63	.12	.59	.71	(.15)	-	(.15)	25.19	2.83	142	1.02		1.02		.44
	Year ended 8/31/2009	30.21	.15	(5.57)	(5.42)	(.16)	-	(.16)	24.63	(17.82)	133	1.07		1.06		.68
	Year ended 8/31/2008	35.34	.24	(3.06)	(2.82)	(.25)	(2.06)	(2.31)	30.21	(8.55)	147	.99		.97		.73
	Year ended 8/31/2007	31.58	.20	4.84	5.04	(.18)	(1.10)	(1.28)	35.34	16.29	143	.99		.97		.59
	Year ended 8/31/2006	29.23	.17	2.52	2.69	(.11)	(.23)	(.34)	31.58	9.21	107	1.00		.97		.54

Class 529-F-1:	Six months ended 2/28/2011(5)	25.38	.10	6.59	6.69	(.30)	-	(.30)	31.77	26.43	118	.52⁽⁶⁾		.52⁽⁶⁾		.70⁽⁶⁾
	Year ended 8/31/2010	24.79	.25	.60	.85	(.26)	-	(.26)	25.38	3.37	92	.52		.52		.94
	Year ended 8/31/2009	30.46	.26	(5.64)	(5.38)	(.29)	-	(.29)	24.79	(17.41)	79	.57		.56		1.18
	Year ended 8/31/2008	35.61	.41	(3.08)	(2.67)	(.42)	(2.06)	(2.48)	30.46	(8.09)	85	.49		.47		1.24
	Year ended 8/31/2007	31.80	.37	4.87	5.24	(.33)	(1.10)	(1.43)	35.61	16.86	81	.49		.47		1.09
	Year ended 8/31/2006	29.38	.33	2.53	2.86	(.21)	(.23)	(.44)	31.80	9.79	52	.50		.47		1.05

Class R-1:	Six months ended 2/28/2011(5)	24.72	(.03)	6.43	6.40	(.06)	-	(.06)	31.06	25.89	660	1.43⁽⁶⁾		1.43⁽⁶⁾		(.22	)⁽⁶⁾
	Year ended 8/31/2010	24.19	- (7)	.60	.60	(.07)	-	(.07)	24.72	2.45	539	1.44		1.44		.02
	Year ended 8/31/2009	29.65	.06	(5.46)	(5.40)	(.06)	-	(.06)	24.19	(18.17)	476	1.47		1.46		.29
	Year ended 8/31/2008	34.76	.10	(3.02)	(2.92)	(.13)	(2.06)	(2.19)	29.65	(8.96)	503	1.42		1.39		.30
	Year ended 8/31/2007	31.13	.05	4.77	4.82	(.09)	(1.10)	(1.19)	34.76	15.79	408	1.43		1.40		.16
	Year ended 8/31/2006	28.88	.03	2.49	2.52	(.04)	(.23)	(.27)	31.13	8.75	245	1.45		1.42		.11

Class R-2:	Six months ended 2/28/2011(5)	24.84	(.02)	6.46	6.44	(.05)	-	(.05)	31.23	25.93	2,808	1.38⁽⁶⁾		1.38⁽⁶⁾		(.17	)⁽⁶⁾
	Year ended 8/31/2010	24.30	.01	.59	.60	(.06)	-	(.06)	24.84	2.44	2,327	1.41		1.41		.04
	Year ended 8/31/2009	29.77	.06	(5.48)	(5.42)	(.05)	-	(.05)	24.30	(18.17)	2,367	1.48		1.47		.27
	Year ended 8/31/2008	34.84	.12	(3.01)	(2.89)	(.12)	(2.06)	(2.18)	29.77	(8.87)	2,708	1.36		1.33		.37
	Year ended 8/31/2007	31.16	.05	4.77	4.82	(.04)	(1.10)	(1.14)	34.84	15.76	2,815	1.42		1.40		.16
	Year ended 8/31/2006	28.86	.03	2.50	2.53	-	(.23)	(.23)	31.16	8.77	2,164	1.46		1.43		.09

Class R-3:	Six months ended 2/28/2011(5)	25.12	.04	6.52	6.56	(.17)	-	(.17)	31.51	26.15	13,543	.97⁽⁶⁾		.97⁽⁶⁾		.25⁽⁶⁾
	Year ended 8/31/2010	24.55	.13	.60	.73	(.16)	-	(.16)	25.12	2.94	11,422	.97		.97		.48
	Year ended 8/31/2009	30.11	.16	(5.56)	(5.40)	(.16)	-	(.16)	24.55	(17.78)	11,477	.99		.98		.76
	Year ended 8/31/2008	35.23	.26	(3.05)	(2.79)	(.27)	(2.06)	(2.33)	30.11	(8.50)	13,098	.94		.91		.79
	Year ended 8/31/2007	31.49	.21	4.83	5.04	(.20)	(1.10)	(1.30)	35.23	16.33	13,652	.96		.93		.63
	Year ended 8/31/2006	29.15	.18	2.52	2.70	(.13)	(.23)	(.36)	31.49	9.30	9,724	.96		.94		.59

Class R-4:	Six months ended 2/28/2011(5)	25.33	.08	6.58	6.66	(.25)	-	(.25)	31.74	26.35	19,589	.68⁽⁶⁾		.68⁽⁶⁾		.54⁽⁶⁾
	Year ended 8/31/2010	24.75	.21	.60	.81	(.23)	-	(.23)	25.33	3.20	16,442	.68		.68		.77
	Year ended 8/31/2009	30.38	.23	(5.62)	(5.39)	(.24)	-	(.24)	24.75	(17.53)	15,985	.70		.69		1.04
	Year ended 8/31/2008	35.52	.35	(3.08)	(2.73)	(.35)	(2.06)	(2.41)	30.38	(8.26)	17,215	.67		.64		1.06
	Year ended 8/31/2007	31.73	.31	4.85	5.16	(.27)	(1.10)	(1.37)	35.52	16.63	17,856	.68		.65		.91
	Year ended 8/31/2006	29.35	.27	2.54	2.81	(.20)	(.23)	(.43)	31.73	9.60	12,558	.69		.66		.86

Class R-5:	Six months ended 2/28/2011(5)	25.54	.12	6.64	6.76	(.33)	-	(.33)	31.97	26.55	14,864	.38⁽⁶⁾		.38⁽⁶⁾		.84⁽⁶⁾
	Year ended 8/31/2010	24.94	.29	.60	.89	(.29)	-	(.29)	25.54	3.51	12,874	.39		.39		1.07
	Year ended 8/31/2009	30.66	.30	(5.69)	(5.39)	(.33)	-	(.33)	24.94	(17.30)	14,023	.40		.40		1.36
	Year ended 8/31/2008	35.82	.45	(3.09)	(2.64)	(.46)	(2.06)	(2.52)	30.66	(7.96)	17,362	.37		.34		1.35
	Year ended 8/31/2007	31.98	.41	4.89	5.30	(.36)	(1.10)	(1.46)	35.82	16.97	12,630	.38		.35		1.21
	Year ended 8/31/2006	29.56	.37	2.55	2.92	(.27)	(.23)	(.50)	31.98	9.92	6,863	.39		.36		1.17

Class R-6:	Six months ended 2/28/2011(5)	25.60	.13	6.65	6.78	(.35)	-	(.35)	32.03	26.56	10,002	.33⁽⁶⁾		.33⁽⁶⁾		.87⁽⁶⁾
	Year ended 8/31/2010	24.97	.31	.60	.91	(.28)	-	(.28)	25.60	3.58	6,061	.34		.34		1.16
	Period from 5/1/2009 to 8/31/2009	21.68	.09	3.20	3.29	-	-	-	24.97	15.17	2,134	.14		.14		.38

	Six months ended February 28,	Year ended August 31
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	22%	33%	38%	32%	26%	22%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
        unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2010, through February 28, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2010	Ending account value 2/28/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,263.55	$3.82	.68%
Class A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class B -- actual return	1,000.00	1,258.83	8.01	1.43
Class B -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class C -- actual return	1,000.00	1,258.70	8.18	1.46
Class C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 -- actual return	1,000.00	1,263.70	3.76	.67
Class F-1 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 -- actual return	1,000.00	1,265.27	2.42	.43
Class F-2 -- assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-A -- actual return	1,000.00	1,263.41	4.04	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-B -- actual return	1,000.00	1,257.99	8.57	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-C -- actual return	1,000.00	1,258.07	8.51	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E -- actual return	1,000.00	1,261.74	5.66	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-F-1 -- actual return	1,000.00	1,264.26	2.92	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 -- actual return	1,000.00	1,258.86	8.01	1.43
Class R-1 -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 -- actual return	1,000.00	1,259.32	7.73	1.38
Class R-2 -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-3 -- actual return	1,000.00	1,261.47	5.44	.97
Class R-3 -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 -- actual return	1,000.00	1,263.51	3.82	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	1,265.53	2.13	.38
Class R-5 -- assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 -- actual return	1,000.00	1,265.63	1.85	.33
Class R-6 -- assumed 5% return	1,000.00	1,023.16	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2011, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
>The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-905-0411P

Litho in USA AGD/ALD/8084-S26165

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

February 28, 2011
unaudited

Common stocks — 93.67%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.95%
Oracle Corp.	133,848,376	$4,403,612
Google Inc., Class A1	6,596,436	4,046,254
Apple Inc.1	9,803,000	3,462,518
Microsoft Corp.	105,602,000	2,806,901
EMC Corp.1	70,765,000	1,925,516
Corning Inc.2	80,230,000	1,850,104
QUALCOMM Inc.	25,030,194	1,491,299
Texas Instruments Inc.	37,279,000	1,327,505
Yahoo! Inc.1	51,299,460	841,311
First Solar, Inc.1,2	5,569,800	820,933
Samsung Electronics Co. Ltd.	948,483	775,661
Linear Technology Corp.2	19,850,000	686,016
International Business Machines Corp.	4,085,000	661,280
Intel Corp.	30,000,000	644,100
eBay Inc.1	16,500,000	552,832
KLA-Tencor Corp.2	10,940,000	534,091
Visa Inc., Class A	7,196,400	525,697
Cisco Systems, Inc.1	27,405,000	508,637
Accenture PLC, Class A	9,600,000	494,208
Automatic Data Processing, Inc.	9,695,000	484,750
Baidu, Inc., Class A (ADR)1	3,766,000	456,289
Juniper Networks, Inc.1	10,000,000	440,000
Intuit Inc.1	8,215,000	431,945
Taiwan Semiconductor Manufacturing Co. Ltd.3	113,125,000	269,294
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,350,000	139,491
Xilinx, Inc.	11,767,400	391,266
Avago Technologies Ltd.	9,898,696	336,457
Altera Corp.	8,000,000	334,880
Flextronics International Ltd.1,2	40,080,464	324,251
Electronic Arts1	16,590,000	311,892
Tyco Electronics Ltd.	7,363,000	265,362
MediaTek Inc.3	22,709,996	255,688
FLIR Systems, Inc.	7,498,000	242,185
Fidelity National Information Services, Inc.	6,513,700	210,979
Analog Devices, Inc.	5,087,559	202,892
ASML Holding NV (New York registered)	2,977,778	129,831
ASML Holding NV	1,130,000	49,049
Quanta Computer Inc.3	78,014,258	152,887
SAP AG	2,285,000	137,857
Akamai Technologies, Inc.1	3,335,000	125,163
Maxim Integrated Products, Inc.	4,470,000	123,283
Nokia Corp. (ADR)	13,089,474	112,962
National Instruments Corp.	3,605,010	112,224
Telefonaktiebolaget LM Ericsson, Class B	6,599,800	84,925
AOL Inc.1	3,993,164	83,337
Rohm Co., Ltd.	1,005,000	70,763
Hewlett-Packard Co.	1,580,000	68,935
Redecard SA, ordinary nominative	4,364,500	56,399
Lender Processing Services, Inc.	1,550,000	52,808
Comverse Technology, Inc.1	6,000,000	43,500
Paychex, Inc.	1,120,000	37,666
Advanced Micro Devices, Inc.1	3,800,000	34,998
Applied Materials, Inc.	1,900,000	31,217
eAccess Ltd.	47,727	30,105
AVEVA Group PLC	1,000,000	25,913
Western Union Co.	890,000	19,571
Monster Worldwide, Inc.1	1,114,500	19,114
HTC Corp.3	450,000	16,244
		35,074,847

CONSUMER DISCRETIONARY — 14.73%
Home Depot, Inc.	62,206,900	2,330,893
Comcast Corp., Class A	64,882,100	1,671,363
Comcast Corp., Class A, special nonvoting shares	27,000,000	656,640
DIRECTV, Class A1	39,670,000	1,823,630
Amazon.com, Inc.1	10,205,000	1,768,424
Time Warner Cable Inc.	15,084,735	1,088,816
Time Warner Inc.	27,635,667	1,055,682
NIKE, Inc., Class B	11,546,600	1,027,994
Johnson Controls, Inc.	24,999,900	1,019,996
News Corp., Class A	58,405,800	1,014,509
General Motors Co.1	25,993,500	871,562
Las Vegas Sands Corp.1	17,015,000	793,580
YUM! Brands, Inc.	14,431,000	726,312
Walt Disney Co.	15,000,000	656,100
Carnival Corp., units	14,320,000	611,034
Virgin Media Inc.2	19,765,400	538,409
Kohl’s Corp.1	9,720,000	523,811
Nikon Corp.	20,000,000	467,698
Sands China Ltd.1	193,456,800	459,547
Lowe’s Companies, Inc.	17,353,400	454,139
Target Corp.	8,590,000	451,405
McDonald’s Corp.	5,485,000	415,105
CarMax, Inc.1	11,185,000	395,613
Naspers Ltd., Class N	6,770,000	388,892
priceline.com Inc.1	825,000	374,451
Staples, Inc.	15,247,000	324,761
Daimler AG1	4,480,000	315,600
Marriott International, Inc., Class A	7,000,000	274,470
Starbucks Corp.	8,000,000	263,840
AutoNation, Inc.1	6,660,000	224,042
Darden Restaurants, Inc.	4,000,000	188,520
Wynn Resorts, Ltd.	1,500,000	184,395
Shaw Communications Inc., Class B, nonvoting	8,328,700	177,734
Harley-Davidson, Inc.	3,599,500	146,932
Li & Fung Ltd.	23,293,000	141,768
Toyota Motor Corp.	2,730,000	127,481
Sony Corp.	3,350,000	122,566
Chipotle Mexican Grill, Inc.1	500,000	122,500
Harman International Industries, Inc.	2,331,200	113,390
DreamWorks Animation SKG, Inc., Class A1	3,900,000	107,718
Apollo Group, Inc., Class A1	1,705,000	77,168
D.R. Horton, Inc.	5,180,000	61,331
Strayer Education, Inc.	429,000	58,962
Toll Corp.1	1,500,000	31,890
		24,650,673

ENERGY — 11.68%
Schlumberger Ltd.	25,486,701	2,380,968
Suncor Energy Inc. (CAD denominated)	43,897,388	2,063,048
Suncor Energy Inc.	3,200,000	150,464
Apache Corp.	16,145,400	2,012,040
EOG Resources, Inc.2	12,850,837	1,443,277
Noble Energy, Inc.	8,734,000	809,292
Devon Energy Corp.	8,459,900	773,573
Occidental Petroleum Corp.	7,500,000	764,775
Canadian Natural Resources, Ltd.	12,890,000	649,177
FMC Technologies, Inc.1,2	6,000,000	564,300
Baker Hughes Inc.	7,700,000	547,085
CONSOL Energy Inc.	9,715,213	492,658
Cimarex Energy Co.	4,155,000	482,520
Talisman Energy Inc.	18,250,000	452,965
Denbury Resources Inc.1	18,515,000	448,618
Nexen Inc.	16,398,232	447,447
Tenaris SA (ADR)	9,660,000	438,371
Woodside Petroleum Ltd.3	9,925,797	430,311
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,590,200	381,978
BG Group PLC	14,450,000	351,537
Pioneer Natural Resources Co.	3,405,000	348,468
Concho Resources Inc.1,4	2,207,506	235,144
Concho Resources Inc.1	540,000	57,521
Newfield Exploration Co.1	3,559,056	259,064
Transocean Ltd.1	3,058,777	258,864
Pacific Rubiales Energy Corp.	7,711,000	258,422
Chevron Corp.	2,450,000	254,188
Murphy Oil Corp.	3,456,000	254,120
Range Resources Corp.	4,485,000	243,536
Imperial Oil Ltd.	4,522,754	235,506
ConocoPhillips	2,900,000	225,823
Peabody Energy Corp.	2,830,000	185,337
Cenovus Energy Inc.	4,026,503	156,452
Petrohawk Energy Corp.1	5,690,000	122,904
Cobalt International Energy, Inc.1	7,771,200	121,697
Core Laboratories NV	1,160,173	119,904
Cameco Corp.	1,513,100	61,644
Diamond Offshore Drilling, Inc.	680,000	53,196
OAO Gazprom (ADR)	296,000	8,708
		19,544,902

FINANCIALS — 10.68%
Citigroup Inc.1	364,095,000	1,703,965
JPMorgan Chase & Co.	35,805,989	1,671,782
Wells Fargo & Co.	50,538,800	1,630,382
Goldman Sachs Group, Inc.	7,456,000	1,221,144
Bank of America Corp.	82,970,598	1,185,650
Industrial and Commercial Bank of China Ltd., Class H	1,543,488,335	1,185,165
Banco Bradesco SA, preferred nominative (ADR)	31,005,281	607,083
Bank of New York Mellon Corp.	19,623,800	596,367
Agricultural Bank of China, Class H1	1,071,645,000	531,144
AIA Group Ltd.1	170,594,600	497,239
Fifth Third Bancorp	28,932,000	422,407
Berkshire Hathaway Inc., Class A1	2,960	388,648
Aon Corp.	7,171,700	377,518
Housing Development Finance Corp. Ltd.	24,900,000	346,119
State Street Corp.	7,508,100	335,762
Bank of Nova Scotia	4,990,000	308,167
ACE Ltd.	4,865,000	307,711
Morgan Stanley	10,000,000	296,800
Marsh & McLennan Companies, Inc.	9,603,300	292,324
HDFC Bank Ltd.	5,097,193	231,099
HDFC Bank Ltd. (ADR)	400,000	58,844
Discover Financial Services	13,011,000	282,989
American Express Co.	6,180,000	269,263
PNC Financial Services Group, Inc.	4,256,058	262,599
SunTrust Banks, Inc.	8,220,291	248,006
Credit Suisse Group AG	5,000,000	231,299
New York Community Bancorp, Inc.	12,000,000	223,920
CapitaMalls Asia Ltd.	163,637,000	221,305
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,460,000	187,981
Onex Corp.	5,200,000	185,831
Franklin Resources, Inc.	1,250,000	157,025
Moody’s Corp.	4,722,700	150,654
Toronto-Dominion Bank	1,610,000	134,726
Northern Trust Corp.	2,551,192	131,565
Jefferies Group, Inc.	5,000,000	120,300
AMP Ltd.3	22,054,313	119,234
Banco Santander, SA	9,332,751	115,071
UBS AG1	5,374,666	106,730
Charles Schwab Corp.	5,000,000	94,850
First Horizon National Corp.1	8,059,286	92,682
Genworth Financial, Inc., Class A1	6,280,200	83,087
Zions Bancorporation	3,200,000	74,752
BOK Financial Corp.	1,250,000	64,188
City National Corp.	1,066,475	62,826
Willis Group Holdings PLC	1,210,000	47,057
Weyerhaeuser Co.	422,321	10,309
Washington Mutual, Inc.1	24,571,428	1,342
		17,874,911

HEALTH CARE — 9.12%
Merck & Co., Inc.	41,950,256	1,366,320
Gilead Sciences, Inc.1	29,295,000	1,141,919
Stryker Corp.	17,614,600	1,114,300
Allergan, Inc.	14,330,000	1,062,856
UnitedHealth Group Inc.	19,704,911	839,035
Biogen Idec Inc.1	11,167,400	763,850
Amgen Inc.1	13,782,900	707,476
Teva Pharmaceutical Industries Ltd. (ADR)	13,289,307	665,794
Intuitive Surgical, Inc.1,2	1,964,600	644,290
St. Jude Medical, Inc.1	12,488,000	597,926
Edwards Lifesciences Corp.1,2	6,745,000	573,595
Medco Health Solutions, Inc.1	9,000,000	554,760
Aetna Inc.	11,820,000	441,595
Bristol-Myers Squibb Co.	14,860,000	383,537
Vertex Pharmaceuticals Inc.1	7,969,000	371,913
Hospira, Inc.1	6,740,000	356,209
Baxter International Inc.	6,670,000	354,511
Boston Scientific Corp.1	44,645,000	319,658
Novo Nordisk A/S, Class B	2,527,400	318,322
Johnson & Johnson	4,800,000	294,912
Life Technologies Corp.1	5,200,000	277,524
Celgene Corp.1	5,049,600	268,134
ResMed Inc.1	7,571,000	239,244
Human Genome Sciences, Inc.1	9,400,000	235,282
Medtronic, Inc.	5,825,000	232,534
Roche Holding AG	1,245,000	187,735
Thermo Fisher Scientific Inc.1	2,965,000	165,506
Abbott Laboratories	3,260,900	156,849
Covance Inc.1	2,750,000	155,183
Hologic, Inc.1	7,665,232	154,684
Zimmer Holdings, Inc.1	2,370,000	147,746
Illumina, Inc.1	1,925,000	133,595
Thoratec Corp.1	1,273,000	35,491
Fresenius SE1	1,176,253	24
		15,262,309

INDUSTRIALS — 7.45%
Union Pacific Corp.	20,820,280	1,986,463
CSX Corp.	16,781,710	1,252,922
General Dynamics Corp.	12,481,400	950,084
Caterpillar Inc.	7,500,000	771,975
United Technologies Corp.	8,864,674	740,555
Boeing Co.	9,200,000	662,492
Norfolk Southern Corp.	9,705,900	636,513
Lockheed Martin Corp.	6,430,000	508,999
United Parcel Service, Inc., Class B	6,250,000	461,250
Southwest Airlines Co.	34,889,000	412,737
Precision Castparts Corp.	2,718,000	385,277
Stericycle, Inc.1	4,239,000	366,334
Delta Air Lines, Inc.1	31,500,000	354,060
United Continental Holdings, Inc.1	13,949,250	335,340
General Electric Co.	15,000,000	313,800
3M Co.	2,936,900	270,870
PACCAR Inc	5,150,000	258,170
Atlas Copco AB, Class A	8,115,000	203,849
Roper Industries, Inc.	3,000,000	252,390
Deere & Co.	2,545,000	229,432
Joy Global Inc.	2,238,600	217,995
KBR, Inc.	6,575,289	215,669
Tyco International Ltd.	4,163,000	188,750
MTU Aero Engines Holding AG	2,077,000	138,478
SGS SA	75,000	130,530
Northrop Grumman Corp.	1,600,000	106,688
Iron Mountain Inc.	1,975,000	51,350
Robert Half International Inc.	1,044,310	33,313
AMR Corp.1	4,750,000	32,015
		12,468,300

MATERIALS — 6.76%
Syngenta AG	4,069,580	1,363,973
Barrick Gold Corp.	25,500,000	1,346,910
Praxair, Inc.	11,032,437	1,096,404
Newmont Mining Corp.	15,830,714	874,964
Freeport-McMoRan Copper & Gold Inc.	16,000,000	847,200
BHP Billiton PLC	18,265,000	722,567
Rio Tinto PLC	8,345,000	584,629
Cliffs Natural Resources Inc.	5,700,000	553,299
CRH PLC	19,894,087	460,796
Dow Chemical Co.	12,178,700	452,560
Sigma-Aldrich Corp.2	6,655,000	425,188
ArcelorMittal	11,170,000	410,399
Potash Corp. of Saskatchewan Inc.	6,255,000	385,308
United States Steel Corp.	5,732,200	329,544
Nucor Corp.	5,950,000	285,362
Celanese Corp., Series A	6,300,000	261,135
Sino-Forest Corp.1	9,900,000	221,223
Steel Dynamics, Inc.	10,850,000	200,291
Xstrata PLC	6,500,000	148,462
Alcoa Inc.	7,000,000	117,950
Monsanto Co.	1,490,000	107,116
Kuraray Co., Ltd.	2,290,000	32,276
AK Steel Holding Corp.	1,940,881	31,015
Air Products and Chemicals, Inc.	335,000	30,820
Akzo Nobel NV	412,000	28,012
		11,317,403

CONSUMER STAPLES — 5.53%
Philip Morris International Inc.	34,466,700	2,163,819
Costco Wholesale Corp.	15,230,000	1,139,052
CVS/Caremark Corp.	31,300,000	1,034,778
Avon Products, Inc.	20,380,000	566,768
Coca-Cola Co.	8,390,000	536,289
PepsiCo, Inc.	7,950,000	504,189
Altria Group, Inc.	16,336,700	414,462
Colgate-Palmolive Co.	5,017,400	393,966
Diageo PLC	19,250,000	376,151
Estée Lauder Companies Inc., Class A	3,789,000	357,719
Wilmar International Ltd.	82,989,000	332,139
Kerry Group PLC, Class A2	8,965,824	325,394
Molson Coors Brewing Co., Class B	5,370,011	245,571
Procter & Gamble Co.	3,060,000	192,933
Whole Foods Market, Inc.	2,715,000	158,990
British American Tobacco PLC	3,750,000	150,088
L’Oréal SA	1,010,000	117,409
Sysco Corp.	3,802,993	105,685
General Mills, Inc.	2,470,000	91,736
Shoppers Drug Mart Corp.	1,025,000	43,467
		9,250,605

TELECOMMUNICATION SERVICES — 1.64%
América Móvil, SAB de CV, Series L (ADR)	20,432,028	1,173,207
SOFTBANK CORP.	16,054,400	658,426
American Tower Corp., Class A1	5,615,000	302,985
China Telecom Corp. Ltd., Class H	310,000,000	182,306
MetroPCS Communications, Inc.1	12,051,771	173,546
Qwest Communications International Inc.	22,150,000	151,063
Telephone and Data Systems, Inc., special common shares	2,303,100	68,241
Sprint Nextel Corp., Series 11	9,195,000	40,182
CenturyLink, Inc.	116,450	4,795
Broadview Networks Holdings, Inc., Class A1,3,5	31,812	—
		2,754,751

UTILITIES — 0.29%
Edison International	8,500,000	315,520
RRI Energy, Inc.1	17,302,000	70,073
NRG Energy, Inc.1	2,500,000	49,975
Exelon Corp.	1,050,000	43,848
		479,416

MISCELLANEOUS — 4.84%
Other common stocks in initial period of acquisition		8,112,063

Total common stocks (cost: $116,474,887,000)		156,790,180

Preferred stocks — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Zynga Inc., Class C1,3,5	2,370,072	66,500

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,5	1,272	49

Total preferred stocks (cost: $87,500,000)		66,549

Warrants — 0.01%

FINANCIALS — 0.01%
Citigroup Inc., Class A, warrants, expire 20191	15,075,000	14,774
Washington Mutual, Inc., warrants, expire 20131,3	2,857,142	—

Total warrants (cost: $26,099,000)		14,774

Convertible securities — 0.14%

CONSUMER DISCRETIONARY — 0.07%
Groupon Inc., Series G, convertible preferred1,3,5	3,007,282	95,000
Johnson Controls, Inc. 11.50% convertible preferred 2012, units3	99,040	19,630
		114,630

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20404	65,000	69,225

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		49,875

Total convertible securities (cost: $215,016,000)		233,730

Bonds & notes — 0.07%

CONSUMER DISCRETIONARY — 0.03%
General Motors Corp. 7.20% 20116	61,405	19,650
General Motors Corp. 8.25% 20236	21,775	7,077
General Motors Corp. 8.375% 20336	60,970	20,577
MGM Resorts International 13.00% 2013	4,125	4,960
		52,264

TELECOMMUNICATION SERVICES — 0.03%
LightSquared, Term Loan B, 12.00% 20147,8,9	28,628	28,377
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	4,000	4,380
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	12,000	12,990
		45,747

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.01%
Federal Home Loan Bank 0.23% 201110	25,000	25,021

Total bonds & notes (cost: $121,061,000)		123,032

Short-term securities — 6.19%

Freddie Mac 0.165%–0.401% due 3/1–12/16/2011	3,725,362	3,722,801
Fannie Mae 0.17%–0.513% due 3/1–11/1/2011	1,995,400	1,994,263
U.S. Treasury Bills 0.15%–0.291% due 4/14/2011–2/9/2012	1,197,450	1,196,096
Federal Home Loan Bank 0.17%–0.411% due 3/3/2011–2/13/2012	1,165,150	1,163,430
Federal Farm Credit Banks 0.19%–0.503% due 3/30/2011–1/19/2012	907,500	906,653
Straight-A Funding LLC 0.22%–0.25% due 3/16–5/5/20114	225,700	225,654
General Electric Capital Services, Inc. 0.21% due 3/25/2011	100,000	99,985
General Electric Capital Corp. 0.22% due 4/19/2011	100,000	99,971
Procter & Gamble Co. 0.18%–0.23% due 3/3–4/7/20114	122,000	121,985
Procter & Gamble International Funding S.C.A. 0.17% due 3/10/20114	40,200	40,198
Coca-Cola Co. 0.21%–0.24% due 3/29–5/13/20114	160,000	159,938
JPMorgan Chase & Co. 0.23% due 3/21/2011	100,000	99,983
Jupiter Securitization Co., LLC 0.28% due 8/1/20114	25,000	24,954
Google Inc. 0.16%–0.19% due 3/11–5/5/20114	118,530	118,484
NetJets Inc. 0.20%–0.22% due 3/1–3/25/20114	109,200	109,192
Private Export Funding Corp. 0.20%–0.32% due 4/15–7/6/20114	100,000	99,940
Wal-Mart Stores, Inc. 0.16% due 3/22/20114	67,300	67,293
Johnson & Johnson 0.25% due 5/3/20114	36,228	36,216
Medtronic Inc. 0.21% due 4/4/20114	29,400	29,392
John Deere Credit Ltd. 0.20% due 3/8/20114	25,000	24,999
Walt Disney Co. 0.20% due 3/23/20114	25,000	24,996

Total short-term securities (cost: $10,364,618,000)		10,366,423

Total investment securities (cost: $127,289,181,000)		167,594,688
Other assets less liabilities		(201,703)

Net assets		$167,392,985

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Represents an affiliated company as defined under the Investment Company Act of 1940.
3 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,424,837,000, which represented .85% of the net assets of the fund. THis amount includes $694,113,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,404,980,000, which represented .84% of the net assets of the fund.
5 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Groupon Inc., Series G, convertible preferred	12/17/2010	$95,000	$95,000	.06%
Zynga Inc., Class C	2/18/2011	66,500	66,500	.04
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	49	.00
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00

Total restricted securities		$182,500	$161,549	.10%

6  Scheduled interest and/or principal payment was not received.
7  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9  Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,377,000, which represented .02% of the net assets of the fund.
10Coupon rate may change periodically.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0411O-S25594

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: April 29, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 29, 2011